Goodwill - Schedule of movement in Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Intangible Assets Abstract [Abstract]
Balance - Beginning of fiscal year	$ 2,104,368	$ 971,939
Addition through business combinations	0	1,137,340
Impairment loss	(748,712)	0
Foreign currency translation	(5,011)	(4,911)
Balance - End of fiscal year	$ 1,350,645	$ 2,104,368